Share Based Compensation - Schedule of Key Assumptions Used to Determine the Fair Value of the Options at the Grant Date (Details) - $ / shares	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Schedule of Changes in the RSUs [Abstract]
Expected volatility		164.98%
Risk-free interest rate		4.38%
Expected dividend yield		0.00%
Exercise multiple
Expected life		5 years